Debt - Narrative (Details)	12 Months Ended			40 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Mar. 31, 2025 USD ($)	Nov. 30, 2026 USD ($)	Dec. 06, 2021 USD ($)
Debt Instrument [Line Items]
Repayment of debt	$ 0	$ 162,358,000	$ 39,382,000
Loss on extinguishment of debt	$ 0	11,699,000	$ 0
Senior Secured Notes | Senior Secured Notes
Debt Instrument [Line Items]
Face amount of debt						$ 350,000,000
Stated interest rate (as a percent)	7.875%			7.875%		7.875%
Percentage of initial price						99.30%
Extinguishment of debt		8,000,000
Loss on extinguishment of debt		$ 100,000
Senior Secured Notes | Senior Secured Notes Due 2024, Existing Notes
Debt Instrument [Line Items]
Stated interest rate (as a percent)						8.00%
Repayment of debt				$ 193,500,000
ABL Borrowings
Debt Instrument [Line Items]
Letters of credit outstanding	$ 2,500,000
ABL Borrowings | Citibank
Debt Instrument [Line Items]
Aggregate lender commitment						$ 65,000,000
Aggregate principal amount drawn				0
Amount of borrowings available	$ 113,500,000			113,500,000
Coverage ratio	1
ABL Borrowings | Citibank | Second Amended and Restated Credit Agreement
Debt Instrument [Line Items]
Aggregate lender commitment						116,000,000
ABL Borrowings | Citibank | Swingline loan
Debt Instrument [Line Items]
Aggregate lender commitment						$ 10,000,000
Aggregate principal amount drawn	$ 0
ABL Borrowings | Citibank | Letter of credit
Debt Instrument [Line Items]
Letters of credit outstanding	$ 2,500,000			$ 2,500,000
ABL Borrowings | Forecast | Citibank | Second Amended and Restated Credit Agreement
Debt Instrument [Line Items]
Aggregate lender commitment					$ 116,000,000